NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

Supplement dated September 14, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Growth Fund

1.           Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have amended the written expense limitation agreement ("Expense Limitation Agreement") referred to in Footnote 2 of the Fees and Expenses Table for the Nationwide Growth Fund to reduce, effective January 1, 2012, the limitation of the Fund's operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from 1.12% to 0.65% for all share classes until at least February 28, 2013.

2.           On July 1, 2011, the Trust and the Advisor entered into a written contract pursuant to which the Adviser had agreed to waive 0.04%, in addition to any amounts it waives pursuant to the Expense Limitation Agreement, until June 30, 2012 ("Supplemental Fee Waiver Agreement"). In exchange for the reduction of the expense limitation described above, the Board of Trustees has agreed to terminate the Supplemental Fee Waiver Agreement, effective January 1, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Nationwide Growth Fund
NATIONWIDE MUTUAL FUNDS
Nationwide Growth Fund

Supplement dated September 14, 2011
to the Prospectus dated March 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Growth Fund

1.           Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have amended the written expense limitation agreement ("Expense Limitation Agreement") referred to in Footnote 2 of the Fees and Expenses Table for the Nationwide Growth Fund to reduce, effective January 1, 2012, the limitation of the Fund's operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from 1.12% to 0.65% for all share classes until at least February 28, 2013.

2.           On July 1, 2011, the Trust and the Advisor entered into a written contract pursuant to which the Adviser had agreed to waive 0.04%, in addition to any amounts it waives pursuant to the Expense Limitation Agreement, until June 30, 2012 ("Supplemental Fee Waiver Agreement"). In exchange for the reduction of the expense limitation described above, the Board of Trustees has agreed to terminate the Supplemental Fee Waiver Agreement, effective January 1, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE